                             MIMLIC CASH FUND, INC.
                                  FINAL REPORT
                               SEPTEMBER 24, 1999

                             MIMLIC CASH FUND, INC.
                             STATEMENT OF OPERATIONS
     PERIOD FROM OCTOBER 1, 1998 TO SEPTEMBER 24, 1999, DATE OF DISSOLUTION
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest........................................................................     $   514,776
                                                                                           ----------

EXPENSES (NOTE 3):

     Custodian fees..................................................................          11,041

     Less fees and expenses paid indirectly through expense offset arrangements......          (3,629)
                                                                                           ----------
         Total net expenses..........................................................           7,412
                                                                                           ----------

         Investment income - net.....................................................         507,364
                                                                                           ----------

Net increase in net assets resulting from operations.................................      $  507,364
                                                                                           ----------
                                                                                           ----------


                 See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
     PERIOD FROM OCTOBER 1, 1998 TO SEPTEMBER 24, 1999, DATE OF DISSOLUTION
                        AND YEAR ENDED SEPTEMBER 30, 1998
                                   (UNAUDITED)


                                                                                      1999               1998
                                                                               ---------------    ----------------
OPERATIONS:
     Investment income - net.................................................  $     507,364      $       838,147
                                                                               ---------------    ----------------

       Increase in net assets resulting from operations......................        507,364              838,147
                                                                               ---------------    ----------------


Distributions to shareholders from net investment income.....................       (507,364)            (838,147)
                                                                               ---------------    ----------------

CAPITAL SHARE TRANSACTIONS, AT CONSTANT NET ASSET VALUE OF $1.00:
     Proceeds from sales.....................................................     63,708,379          157,017,696
     Shares issued in reinvestment of net investment
       income distributions..................................................        467,576              838,000
     Payments for redemption of shares.......................................    (73,335,881)        (162,964,041)
                                                                               ---------------    ----------------

       Increase (decrease) in net assets from
                 capital share transactions..................................     (9,159,926)          (5,108,345)
                                                                               ---------------    ----------------

       Total increase (decrease) in net assets...............................     (9,159,926)          (5,108,345)

Net assets at beginning of period............................................      9,159,926           14,268,271
                                                                               ---------------    ----------------

Net assets at end of period                                                    $           -      $     9,159,926
                                                                               ---------------    ----------------
                                                                               ---------------    ----------------


                 See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 24, 1999
                                   (UNAUDITED)



(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         MIMLIC Cash Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Shares of the Fund were sold only to the advisory clients of Advantus Capital Management, Inc. (Advantus Capital or the Adviser) and other affiliated investment advisers. The Fund's investment objective is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

         On September 24, 1999, the Fund was dissolved and all shares were redeemed.

         The significant accounting policies followed by the Fund are summarized as follows:

         USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

         INVESTMENTS IN SECURITIES

         All securities were valued at the close of each business day. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities were valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00.

         Security transactions were accounted for on the date the securities are purchased or sold. Interest income, including amortization of premium and discount computed on a level-yield basis, was accrued daily.

         FEDERAL TAXES

         The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31 in order to avoid federal excise tax.

         Net investment income and net realized gains (losses) may differ for financial statement and tax purposes due to temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                                        2
                             MIMLIC CASH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

         DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income were declared daily and paid monthly. Such distributions were payable in cash or reinvested in additional shares of the Fund's capital stock.

(2)      INVESTMENT SECURITY TRANSACTIONS

         For the period ended September 24, 1999, purchases of securities and proceeds from sales aggregated $112,733,288 and $121,926,336, respectively.

(3)      EXPENSES AND RELATED PARTY TRANSACTIONS

         The Fund had an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital managed the Fund's assets and provides research, statistical and advisory services and paid related office rental and executive expenses and salaries. Because shares of the Fund were purchased only with funds managed by Advantus Capital and other affiliated investment advisers for advisory clients; the Fund did not pay an advisory fee to Advantus Capital.

         Advantus Capital paid all expenses of the Fund except custodian fees. Advantus Capital directly incurred and paid the Fund's custodian fees and the Fund in turn reimbursed Advantus Capital.

         The Fund had a compensating balance arrangement with its custodian where custodian fees were reduced by interest credits earned on cash balances maintained with the custodian. The total amount of interest credits earned for the period ended September 24, 1999 was $3,629.

         Effective October 26, 1998, the Fund entered into a new shareholder and administrative services agreement with Minnesota Life Insurance Company (Minnesota Life), (formerly The Minnesota Mutual Life Insurance Company), the parent of Advantus Capital. Under this agreement, the Adviser paid Minnesota Life a monthly administrative services fee as agreed by the Adviser and Minnesota Life for accounting, auditing, legal and other administrative services which Minnesota Life provides. For shareholder services performed by Minnesota Life, the Adviser paid Minnesota Life an annual account servicing fee as agreed by the Adviser and Minnesota Life. First Data Investor Services Group, Inc. acted as the Fund's transfer agent, dividend disbursing agent and redemption agent. Prior to October 26, 1998, Minnesota Life was the Fund's transfer agent.

                                        3
                             MIMLIC CASH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


(4) Per share data for a share of capital stock outstanding during the period and selected information for each period is as follows:

                                                 FOR THE
                                               PERIOD FROM
                                                OCTOBER 1,
                                                 1998 TO                        YEAR ENDED SEPTEMBER 30,
                                               SEPTEMBER 24,  -------------------------------------------------------------
                                                   1999            1998            1997            1996          1995 (A)
                                              -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of period..........      $1.0000         $1.0000         $1.0000         $1.0000         $1.0000
                                              -------------   -------------   -------------   -------------   -------------

  Income from investment operations:
    Net investment  income....................       0.0400          0.0575          0.0556          0.0547          0.0571
                                              -------------   -------------   -------------   -------------   -------------

        Total from investment operations......       0.0400          0.0575          0.0556          0.0547          0.0571
                                              -------------   -------------   -------------   -------------   -------------

  Less distributions:
    Dividends from net investment  income...        (0.0400)        (0.0575)        (0.0556)        (0.0547)        (0.0571)
                                              -------------   -------------   -------------   -------------   -------------

        Total distributions.................        (0.0400)        (0.0575)        (0.0556)        (0.0547)        (0.0571)
                                              -------------   -------------   -------------   -------------   -------------

  Redemption of fund shares.................        (1.0000)              -               -               -               -
                                              -------------   -------------   -------------   -------------   -------------

  Net asset value, end of  period...........        $     -         $1.0000         $1.0000         $1.0000         $1.0000
                                              -------------   -------------   -------------   -------------   -------------
                                              -------------   -------------   -------------   -------------   -------------

  Total return (b)..........................          4.31%           5.90%           5.70%           5.60%           5.87%

  Net assets, end of period (in thousands)..        $     -          $9,160         $14,194          $9,541         $10,922

  Ratio of expenses to average daily
    net assets..............................          0.06%(c)(d)     0.05%(d)        0.07%(d)        0.09%(d)        0.10%

  Ratio of net investment income to
    average daily net assets................          4.11% (c)       5.55%           5.51%           5.52%           5.71%

--------------------------------------------------------------------------------

(a) Effective March 1, 1995, the Fund entered into a new investment advisory agreement with Advantus Capital Management, Inc. Prior to March 1, 1995, the Fund had an investment advisory agreement with MIMLIC Asset Management Company.
(b) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. For periods less than one year, total return presented has not been annualized.
(c)  Adjusted to an annual basis.
(d) Effective fiscal year 1995, the ratio of expenses to average daily net assets is based on total expenses of the Fund before reduction of interest credits earned on cash balances.